Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 654	$ 710
Property, plant and equipment	620	654
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,549	2,549
Additions during the year	0	0
Property, plant and equipment	2,549	2,549
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,895	1,839
Depreciation for the year	34	56
Property, plant and equipment	1,929	1,895
Prairie Creek Plant & Mill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	500	500
Property, plant and equipment	500	500
Prairie Creek Plant & Mill [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	500	500
Additions during the year	0	0
Property, plant and equipment	500	500
Prairie Creek Plant & Mill [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Depreciation for the year	0	0
Property, plant and equipment	0	0
Mining Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	91	134
Property, plant and equipment	64	91
Mining Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,742	1,742
Additions during the year	0	0
Property, plant and equipment	1,742	1,742
Mining Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,651	1,608
Depreciation for the year	27	43
Property, plant and equipment	1,678	1,651
Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12	23
Property, plant and equipment	7	12
Office Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	187	187
Additions during the year	0	0
Property, plant and equipment	187	187
Office Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	175	164
Depreciation for the year	5	11
Property, plant and equipment	180	175
Buildings and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	51	53
Property, plant and equipment	49	51
Buildings and Leasehold Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	120	120
Additions during the year	0	0
Property, plant and equipment	120	120
Buildings and Leasehold Improvements [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	69	67
Depreciation for the year	2	2
Property, plant and equipment	$ 71	$ 69